Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands														1 Months Ended				9 Months Ended	12 Months Ended
	Apr. 01, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 16, 2022	Oct. 18, 2022	Sep. 14, 2022	Feb. 01, 2022	Dec. 31, 2021	Oct. 01, 2021	Feb. 19, 2021	Feb. 04, 2021	Feb. 01, 2021	Jan. 09, 2020	Dec. 16, 2022	Oct. 17, 2022	Jan. 25, 2022	Mar. 22, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023	Mar. 01, 2023	Oct. 04, 2022	Aug. 18, 2022	Aug. 17, 2022	Jul. 11, 2022
Class of Stock [Line Items]
Authorized number of shares																						13,000,000				8,000,000
Shares of common stock																						10,000,000				5,000,000
Common stock, par value (in Dollars per share)			$ 0.001					$ 0.001		$ 2,700								$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 1			$ 0.001
Preferred stock shares																										3,000,000
Preferred stock, par value (in Dollars per share)			$ 0.001					$ 0.001										$ 0.001	$ 0.001	$ 0.001		$ 0.001				$ 0.001
Preferred stock shares, authorized			2,895,000					2,895,000										2,895,000	2,895,000	2,895,000		3,000,000				3,000,000
Conversion price (in Dollars per share)			$ 1,544																$ 1,544
Additional shares of common stock										27,778					435
Common stock price per share (in Dollars per share)	$ 4.93		$ 50.85							$ 2,700							$ 2,700		$ 50.85
Purchase of warrants			230,769																230,769					71,139
Percentage of IPO price										125.00%
Percentage of exercised										3.00%
Total net proceeds (in Dollars)																	$ 80,000
Conversion price (in Dollars per share)																			$ 1,544
Total net proceeds shares																	31,944
Cash payment (in Dollars)						$ 2,400
Public offering, percentage						10.00%
Purchase of aggregate shares																7,853
Purchase price description																			The combined purchase price for one share of Common Stock (or one Pre-Funded Warrant) and the accompanying fraction of a Common Warrant was $1,360.00 per share.
Pre-funded warrant, description																			Each Pre-Funded Warrant was exercisable into one share of Common Stock (as adjusted from time to time in accordance with the terms thereof). Each Common Warrant is exercisable into one share of Common Stock at a price per share of $1,496.00 (as adjusted from time to time in accordance with the terms thereof) and will expire on the fifth anniversary of the initial exercise date.
Gross proceeds (in Dollars)																			$ 15,600
Aggregate shares of common stock								1,202	3,332
Share issued							1,491
Share issued			31,945															69,568	31,945		499
Price per share (in Dollars per share)			$ 50.85																$ 50.85
Net proceeds (in Dollars)	$ 1,600																		$ 15,000
Commissions and fees (in Dollars)	$ 48																		468
Legal fees (in Dollars)			$ 100																75
Repay amounts due (in Dollars)																			3,000
Aggregate shares of common stock				594,232										594,232
Net proceeds received (in Dollars)				$ 8,200															$ 8,200
Stockholder approval, term																			5 years
Initial public offering per share (in Dollars per share)																			$ 13
Warrants exercised price percentage																			4.99%
Number of shares, percentage																			9.99%
Annualized volatility Percentage																				40.00%
Volatility expected term																				10 years
Aggregate purchase price (in Dollars)																		$ 1,500	$ 1,500
Purchase price of pre-funded warrants (in Dollars per share)																$ 1
Common stock price per shares (in Dollars per share)																		$ 1,496
Additional shares issued			1,338,462															375,629	1,338,462
Remaining shares		372
Gross proceeds (in Dollars)																			$ 15,600
Commissions and fees (in Dollars)																			$ 500
Exercise price per share (in Dollars per share)																			$ 13
Common 2022 Warrants [Member]
Class of Stock [Line Items]
Purchase of warrants				75,000										75,000
Offering [Member]
Class of Stock [Line Items]
Purchase of warrants				1,338,462										1,338,462
Pre-Funded Warrant [Member]
Class of Stock [Line Items]
Exercise price per share (in Dollars per share)			$ 0.001																0.001
Pre-funded warrant (in Dollars per share)																			$ 12.98
Warrants [Member]
Class of Stock [Line Items]
Purchase of warrants				75,000										75,000
Annualized volatility Percentage																			98.00%
Volatility expected term																			5 years
Pre-Funded Warrant [Member]
Class of Stock [Line Items]
Exercise price per share (in Dollars per share)			0.001																$ 0.001
Pre-funded warrant (in Dollars per share)																			12.98
Subsequent Public Offering [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)			2,000																2,000
Additional shares of common stock												27,000
Common stock price per share (in Dollars per share)			50.85								$ 2,000	$ 2,000							50.85
Additional shares of common stock												4,050
Purchase of warrants										833	121	810					125
Aggregate number of shares of common stock issued percentage												3.00%
Exercise price per share (in Dollars per share)												$ 2,500
Percentage of IPO price												125.00%
IPO shares											31,050
Total net proceeds (in Dollars)											$ 57,000
Share issued										27,778		31,050
Over-Allotment Option [Member]
Class of Stock [Line Items]
Additional shares of common stock										4,167	4,050
Exercise price per share (in Dollars per share)											$ 2,500						$ 3,375
Percentage of exercised											3.00%						3.00%
Additional shares of common stock																	4,167
Share issued												4,050
Private Placement [Member]
Class of Stock [Line Items]
Additional shares of common stock																12,253
Purchase of warrants aggregate																15,079
Purchase price per share (in Dollars per share)			1,380															$ 1,380	$ 1,380
Gross proceeds (in Dollars)																		$ 27,300	$ 27,300
Purchase of warrants																15,079
Warrant per shares (in Dollars per share)																		$ 1,360
Offering [Member]
Class of Stock [Line Items]
Purchase of warrants				1,338,471										1,338,471
Marketing Offering [Member]
Class of Stock [Line Items]
Purchase of warrants																		230,769
Public Offering [Member]
Class of Stock [Line Items]
Exercise price per share (in Dollars per share)										$ 3,375
ATM Program [Member]
Class of Stock [Line Items]
Additional shares of common stock																			306,628
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Designated shares													105,000
Preferred stock shares, authorized													3,000,000
Conversion price (in Dollars per share)			1,544																$ 1,544
Converted shares of common stock																			6,865
Shares of common stock																			8,485
Designated shares													105,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock terms of conversion description																			• the Series A Preferred Stock is convertible, at any time after the issuance or immediately prior to the closing of a public transaction, into Common Stock in an amount of shares equal to (i) the product of the Series A Preferred Stock original price plus accrued but unpaid dividends on the shares being converted, multiplied by the number of shares of Series A Preferred Stock being converted, divided by (ii) a conversion price of $1,544.00 per share (after the reverse split taking effect); and• immediately prior to the consummation of a public transaction, the outstanding principal amount of the Convertible Notes together with all accrued and unpaid interest shall convert into a number of fully paid and non-assessable shares of Common Stock equal to the quotient of (i) the outstanding principal amount of the Convertible Notes together with all accrued and unpaid interest thereunder immediately prior to such public transaction divided by (ii) a conversion price of $1,544.00 per share (after the reverse split taking effect).
Aggregate shares					50
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate shares					50,000,000
Pre-funded warrants exercisable																		1
Exercisable shares																		1
Additional shares issued																									435
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Additional shares of common stock																12,253
Purchase of aggregate shares																7,853
Purchase price of stock (in Dollars per share)																$ 1
Black Scholes Option [Member]
Class of Stock [Line Items]
Fair value amount (in Dollars)																			$ 5,900
CEO [Member]
Class of Stock [Line Items]
Additional shares of common stock																		115,385	115,385
Marketing Offering [Member]
Class of Stock [Line Items]
Net proceeds (in Dollars)																			$ 15,000
Warrants [Member]
Class of Stock [Line Items]
Exercise price per share (in Dollars per share)			$ 4															$ 4	$ 4
Annualized volatility Percentage																			98.00%
Volatility expected term																			5 years